Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory federal income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal income tax benefit	5.10%	5.70%	4.00%
Bank owned life insurance	(2.90%)	(3.90%)	(3.50%)
Other tax exempt income	(4.40%)	(3.10%)	(1.80%)
Stock based compensation awards	0.40%	1.30%	1.10%
Other non-deductible expenses	1.00%	6.10%	0.30%
Reduction of valuation allowance for deferred tax asset	(7.00%)
Net income attributable to the non-controlling interest	0.70%	1.00%	(0.90%)
Effective tax rate	26.90%	41.10%	33.20%